--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            GLOBAL EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The Global Equity Portfolio is managed with the objective of obtaining a high total return by investing in markets worldwide, including the United States. Investments may also be made with discretion in smaller companies or emerging markets.

The total return of the Portfolio for the nine month period ended September 30, 1995 was 17.32% as compared to 15.24% for the Morgan Stanley Capital International (MSCI) World Index for the same period. The total returns for the twelve months ended September 30, 1995 and the average annual total return for the period from inception on July 15, 1992 through September 30, 1995 were 13.59% and 19.34%, respectively, compared to 14.40% and 12.62% for the MSCI World Index for the same periods.

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(1)
----------------------------------------------------

                                         TOTAL RETURNS(2)
                            ------------------------------------------
                                                          AVERAGE
                                                        ANNUAL SINCE
                               YTD        ONE YEAR       INCEPTION
                            ----------  ------------  ----------------
PORTFOLIO.................      17.32%       13.59%          19.34%
INDEX.....................      15.24        14.40           12.62

1. The MSCI World Index is an unmanaged index of common stocks and includes securities listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East (assumes dividends reinvested).

2. Total   returns   for   the    Portfolio   reflect   expenses   waived    and
reimbursed,   if   applicable,  by   the  Adviser.   Without  such   waiver  and
   reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The third quarter of 1995 was characterized by generally strengthening world equity and bond markets as the world economy indicated a pause in growth rather than a sustained slowdown. Leading equity markets included Scandinavia, the U.S. and Switzerland while DM bloc countries were laggards. The key themes of low growth, subdued inflation and easier monetary policy, apparent in the first half of calendar 1995 have, if anything, intensified over the last quarter. The markets also took encouragement from the concerted efforts on the part of the G3 Central Banks to achieve a managed Yen devaluation.

Productivity gains, reducing pricing power and the strengthening dollar during the quarter continued to subdue U.S. inflation at 2.6%. Japanese inflation remained negligible due to continued asset deflation and aggressive cost cutting in the retail sector. DM bloc countries also continued to exhibit low inflation while in the U.K., Sweden, Italy, and Spain, inflationary pressures were a result of currency weakness. While easier monetary policy implies growth in money supply, the outlook for inflation in major economies over the medium term remains subdued.

During the quarter, investors continued to focus on the sustainability of U.S. corporate earnings as earnings momentum decreased. The U.S. economy continues to send mixed signals (improving industrial production, housing activity and auto sales, but weak retail sales) however this is consistent with previous mid cycle slowdowns.

The outlook for Japan is improving now that the government, after a number of false starts, has finally taken sufficient steps to stimulate the economy. The latest fiscal package is likely to increase GDP by 1.6%. This along with the lowering of the Official Discount Rate to 0.5% and the 15% trade weighted decline in the Yen over the quarter constitutes a significant easing in monetary policy.

Continental European economies remain subdued as export earnings were offset by currency strength and domestic consumers focused on the prospect of public sector downsizing. The outlook for easier monetary policy in Europe and the prospect of tax cuts in both Germany and the U.K. should however underpin these markets at current levels and provide a rebound in economic activity next year.

On balance, we remain of the view that the outlook for corporate earnings supports equity valuations at these levels. Unlike the 1985 economic slowdown this pause has occurred at a time of falling interest and inflation rates. Accordingly, little material change is anticipated to our global weightings with Japan and Asia remaining underweight while the key overweightings are in Continental Europe, notably Switzerland, Germany and the Netherlands.

INVESTMENTS (UNAUDITED)
---------
SEPTEMBER 30, 1995

                                                 VALUE
SHARES                                           (000)
-------                                         -------
COMMON STOCKS (97.7%)
 AUSTRALIA (1.8%)
 50,000  Brambles Industries Ltd.               $   552
400,000  McPherson's Ltd.                            36
220,000  Westpac Banking Corp.                      891
                                                -------
                                                  1,479
                                                -------
 BELGIUM (1.1%)
 20,000  Delhaize Freres et Cie, 'Le Lion' S.A.     844
                                                -------
 CANADA (0.1%)
200,000  Canadian Pioneer Energy, Class A            54
  6,419  Penn West Petroleum Ltd.                    28
                                                -------
                                                     82
                                                -------
 FRANCE (4.7%)
  1,800  Bongrain S.A.                              968
 12,000  Credit Lyonnaise CDI                       736
 19,266  Elf Aquitaine                            1,300
  4,900  Precision Mecaniques Labinal S.A.          754
                                                -------
                                                  3,758
                                                -------
 GERMANY (7.7%)
  5,200  BASF AG                                  1,137
  3,822  Bayer AG                                   976
  2,700  Karstadt AG                              1,202
  3,000  Mannesmann AG                              981
  2,764  Sinn AG                                    640
  2,225  Varta AG                                   473
 19,100  Veba AG                                    758
    260  Volkswagen AG                               84
                                                -------
                                                  6,251
                                                -------
 HONG KONG (0.8%)
220,000  Jardine Strategic Holdings, Inc.           642
                                                -------
 IRELAND (3.4%)
757,742  Anglo Irish Bank Corp. plc                 698
 73,900  Arnotts plc                                364
470,000  Avonmore Foods plc, Class A              1,063
229,312  Green Property plc                         630
                                                -------
                                                  2,755
                                                -------
 ITALY (2.6%)
500,000  Stet Di Risp (NCS)                       1,167
700,000  Telecom Italia S.p.A. Di Risp (NCS)        916
                                                -------
                                                  2,083
                                                -------


                                                 VALUE
SHARES                                           (000)
-------                                         -------
 JAPAN (9.6%)
 65,000  Fuji Photo Film Ltd.                   $ 1,621
 24,000  Hitachi Ltd.                               262
110,000  Kao Corp.                                1,366
130,000  Nichido Fire & Marine Insurance Co.      1,068
 18,000  Sony Corp.                                 934
 30,000  Stanley Electric Co.                       191
100,000  Sumitomo Rubber Industries                 835
  5,000  TDK Corp.                                  257
 40,000  Toyo Seikan Kaisha Ltd.                  1,248
                                                -------
                                                  7,782
                                                -------
 NETHERLANDS (7.7%)
 42,811  ABN Amro Holdings N.V.                   1,771
  2,101  Hollandsche Beton Groep N.V.               316
 23,159  Internationale Nederlanden Groep N.V.    1,345
 40,000  Koninklijke Van Ommern N.V.              1,276
 15,160  Nedlloyd Groep N.V.                        538
 20,000  Philips Electronics N.V.                   975
                                                -------
                                                  6,221
                                                -------
 SPAIN (2.8%)
 89,500  Iberdrola S.A.                             676
112,300  Telefonica Nacional de Espana S.A.       1,544
                                                -------
                                                  2,220
                                                -------
 SWEDEN (1.9%)
230,000  Skandinaviska Enskilda Banken, Class A   1,490
                                                -------
 SWITZERLAND (7.4%)
    500  Ascom Holdings AG (Bearer)                 532
  1,000  Bobst AG (Bearer)                        1,540
  1,800  Ciba-Geigy AG (Registered)               1,442
  1,400  Forbo Holding AG (Registered)              590
  1,400  Magazine Globus (Participating
          Certificates)                             920
    900  Schweizerische Industrie-Gesellschaft
          Holdings (Registered)                     965
                                                -------
                                                  5,989
                                                -------

                                                 VALUE
SHARES                                           (000)
-------                                         -------
 UNITED KINGDOM (9.0%)
 28,500  Calor Group plc                        $   120
298,700  Christian Salvesen plc                   1,251
110,000  Forte plc                                  433
100,000  John Mowlem & Co. plc                       98
150,000  Kwik Save Group plc                      1,555
180,000  Matthews (Bernard) plc                     293
653,333  Pentos plc                                  --
102,115  Pilkington plc                             321
 73,023  Rolls-Royce plc                            200
202,325  Tate & Lyle plc                          1,435
 46,400  Unilever plc                               927
279,000  WPP Group plc                              657
                                                -------
                                                  7,290
                                                -------
 UNITED STATES (37.1%)
 89,000  Addington Resources, Inc.                1,368
 18,000  Aluminum Company of America                952
 15,400  AMR Corp.                                1,111
 59,975  Aviall, Inc.                               517
 25,300  Bank of New York Co., Inc.               1,176
 50,500  Beazer Homes USA, Inc.                     852
 29,500  Brooklyn Bancorp, Inc.                   1,162
150,000  Cadiz Land Co., Inc.                       769
116,000  Comsat Corp.                             2,610
 40,000  Cray Research, Inc.                        885
 80,000  Data General Corp.                         830
 89,500  Egghead, Inc.                              727
 50,000  Enhance Financial Services Group, Inc.   1,025
 45,000  Finova Group, Inc.                       2,003
 30,000  Gap, Inc.                                1,080
  2,000  General Motors Corp.                        94
134,200  GenRad, Inc.                             1,292
 16,000  Georgia Pacific Corp.                    1,400
 60,000  Johnstown America Industries, Inc.         487
 31,000  Kaiser Ventures, Inc.                      302
 24,300  Lukens, Inc.                               708
  4,600  MBIA, Inc.                                 324
 40,000  MCI Communications Corp.                 1,043
 31,300  Mellon Bank Corp.                        1,396
 22,300  Philip Morris Cos., Inc.                 1,862
 12,000  Prime Retail, Inc.                         146
 41,300  Sierra Tucson Cos., Inc.                   181
 25,000  Sun Co., Inc.                              644
 13,100  Tecumseh Products Co., Class A             629
 70,000  Waban, Inc.                              1,321
 88,000  WorldCorp, Inc.                          1,067
                                                -------
                                                 29,963
                                                -------
TOTAL COMMON STOCKS (Cost $70,678)               78,849
                                                -------


                                                 VALUE
SHARES                                           (000)
-------                                         -------

CONVERTIBLE PREFERRED SECURITIES (0.0%)
 HONG KONG (0.0%)
 21,000  Jardine Strategic Holdings, Inc. IDR,
          7.50%, 5/07/97 (Cost $21)             $    22
                                                -------
PREFERRED STOCKS (0.9%)
 GERMANY (0.9%)
  3,000  Volkswagen AG (Cost $647)                  710
                                                -------

NO. OF
WARRANTS
-------
WARRANTS (0.0%)
 SWITZERLAND (0.0%)
    500  Forbo Holding (Registered), expiring
          11/01/95 (Cost $0)                         --
                                                -------
TOTAL FOREIGN & US SECURITIES (98.6%) (Cost
$71,346)                                         79,581
                                                -------

 FACE
AMOUNT
 (000)
-------
SHORT-TERM INVESTMENT (1.7%)
 REPURCHASE AGREEMENT (1.7%)
$ 1,341 Chase Manhattan Bank, N.A., 6.00%, dated
         9/29/95, due 10/02/95, to be
         repurchased at $1,342 collateralized by
         $1,165 United States Treasury Bonds,
         8.125%, due 8/15/21, valued at $1,372
         (Cost $1,341)                            1,341
                                                -------
FOREIGN CURRENCY (0.0%)
BF   58 Belgian Franc                                 2
L     2 British Pound                                 2
 DM  26 Deutsche Mark                                18
Y   340 Japanese Yen                                  3
 NG  17 Netherlands Guilder                          11
                                                -------
TOTAL FOREIGN CURRENCY (Cost $36)                    36
                                                -------
TOTAL INVESTMENTS (100.3%) (Cost $72,723)        80,958
                                                -------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                                      192
  Liabilities                                      (431)
                                                -------
                                                   (239)
                                                -------
NET ASSETS (100%)                               $80,719
                                                -------
                                                -------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE
  Applicable to 5,261,389 outstanding $.001 par
  value shares (authorized 500,000,000 shares)  $ 15.34
                                                -------
                                                -------

-------------
IDR  -- International Depositary Receipt
NCS -- Non Convertible Shares